OTHER INCOME (EXPENSE), NET: (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE), NET:
Schedule of other income (expense), net

	2011	2010	2009
Interest and dividend income	$1,087	$879	$1,439
Gains (losses) on trading securities relating to deferred compensation plans	29	3,364	4,524
Interest expense	(121)	(142)	(243)
Impairment of equity method investment	—	—	(4,400)
Equity method investment loss	(194)	(342)	(233)
Foreign exchange gains (losses)	2,098	4,090	951
Capital gains (losses)	(227)	(28)	(38)
Miscellaneous, net	274	537	100
	$2,946	$8,358	$2,100